Schedule of Related Party Transactions (Details) (Parenthetical) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions [Abstract]
Interest rate	3.50%
Related interest expense	$ 558